Provisions - Schedule of Changes in Provisions (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of other provisions [line items]
Provisions, beginning balance	¥ 7,041	¥ 7,295
Changes in ECL	22	(1,836)
Additions	20	1,841
Unwinding of discount	22	3
Utilized	(282)	(110)
Other	580	(152)
Provisions, ending balance	7,403	7,041
Loss Allowance for Undrawn Loan Commitments
Disclosure of other provisions [line items]
Provisions, beginning balance	3,330	5,166
Changes in ECL	22	(1,836)
Provisions, ending balance	3,352	3,330
Asset Retirement Obligations
Disclosure of other provisions [line items]
Provisions, beginning balance	3,711	2,102
Additions	19	1,841
Unwinding of discount	22	3
Utilized	(282)	(83)
Other	580	(152)
Provisions, ending balance	4,050	3,711
Other
Disclosure of other provisions [line items]
Provisions, beginning balance		27
Additions	1
Utilized		¥ (27)
Provisions, ending balance	¥ 1